BALANCE SHEETS COMPONENTS - Prepaid expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses
Engineering, design, and testing	$ 14,871	$ 8,016
Software subscriptions	4,531	1,875
Prepayments for Arizona manufacturing equipment	80	13,895
Vehicle engineering	20	4,855
Other	2,338	969
Total prepaid expenses	$ 21,840	$ 29,610